Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of restructuring expense

	Cumulative Amount	As of the Quarter Ended				Cumulative Amount
(In millions)	Balance as of December 31, 2022	March 31, 2023	June 30, 2023	September 30, 2023	December 31, 2023	Balance as of December 31, 2023
2022/2023 restructuring plan
Severance and related expense	$5.4	$0.6	$2.7	$5.2	$(1.2)	$12.7
Other	—	—	—	1.2	2.9	4.1

Total Restructuring charges	$5.4	$0.6	$2.7	$6.4	$1.7	$16.8

Schedule of restructuring reserve by type of cost

		Impacts to earnings
(In millions)	Balance as of December 31, 2022	Charged to Earnings	Releases	Cash Payments	Balance as of December 31, 2023
2022/2023 restructuring plan
Severance and related expense	$4.3	$13.5	$(6.2)	$(7.3)	$4.3
Other	—	4.1	—	(0.4)	3.7

Total	$4.3	$17.6	$(6.2)	$(7.7)	$8.0